Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other expenses (income):
Revenue	$ 12,161,419	$ 4,527,879
Cost of revenue	2,188,583	1,422,542
Gross profit	9,972,836	3,105,337
General and administrative expenses	27,287,345	16,548,902
Depreciation and amortization expense	1,150,471	24,179
Total operating expenses	28,437,816	16,573,081
Operating loss	(18,464,980)	(13,467,744)
GEM settlement fee expense		200,000
Interest income	(2,955)	(10)
Gain on extinguishment of liabilities	(4,488,627)	(680,762)
Gain on release of Vidello revenue holdback	(973,000)
Loss on debt issuance	444,000	653,208
Loss on private placement issuance	4,873,509
Loss on issuance of term notes	110,500
Loss on issuance of convertible bridge notes	152,826
Loss on conversion and settlement of Alco promissory notes – related party		4,808,882
Loss on conversion and settlement of CP BF notes – related party		6,529,402
Loss on extinguishment of debt, net	2,402,732	1,071,563
Change in fair value of bifurcated embedded derivative assets	54,000	(51,000)
Change in fair value of convertible notes	(1,987,203)	693,000
Change in fair value of term notes	173,055	88,588
Change in fair value of convertible bridge notes	(46,253)	(10,176)
Yorkville prepayment premium expense		80,760
Loss on Yorkville SEPA advances	974,079
Vidello earnout expense	485,720
Failed acquisition costs	1,382,002
Goodwill impairment		2,725,460
Other (income) expense, net	(726,572)	88,329
Total other expenses, net	3,966,478	18,045,645
Loss before income taxes	(22,431,458)	(31,513,389)
Income tax expense	60,617
Net loss	(22,492,075)	(31,513,389)
Deemed dividend - Series A and Series B warrant modification (net of tax)		(418,360)
Net loss attributable to common shareholders	$ (22,492,075)	$ (31,095,029)
Net loss per share attributable to common shareholders - Basic	$ (5.95)	$ (69.75)
Net loss per share attributable to common shareholders - Diluted	$ (5.95)	$ (69.75)
Weighted average common shares outstanding - Basic	3,782,998	445,817
Weighted average common shares outstanding - Diluted	3,782,998	445,817
Nonrelated Party [Member]
Other expenses (income):
Interest expense	$ 1,227,509
Change in fair value of warrant liability	(1,243,528)	(626,000)
Related Party [Member]
Other expenses (income):
Interest expense	1,156,984	3,047,101
Change in fair value of warrant liability	$ (2,300)	$ (572,700)